Debt - Components of Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt
Long-term debt principal	$ 67.1	$ 53.8
Net unamortized discount, premium and debt issuance costs	0.7	0.2
Long-term debt carrying amount	67.8	54.0
Mortgages and notes payable | Non-recourse
Long-Term Debt
Long-term debt principal	67.1	53.8
Net unamortized discount, premium and debt issuance costs	0.7	0.2
Long-term debt carrying amount	$ 67.8	$ 54.0